Equity (Notes)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Equity
EQUITY

We had 14,956,339 common public units outstanding as of June 30, 2012. Together, Tesoro and our general partner owned 511,252 of our common units and 15,254,890 of our subordinated units and 626,861 of our general partner units (the 2% general partner interest) as of June 30, 2012, which combined constitutes a 52% ownership interest in us. See Notes B and O for information regarding subsequent events related to equity issuances subsequent to June 30, 2012.

The table below summarizes the changes in the number of units outstanding from December 31, 2011 through June 30, 2012 (in units):

	Common	Subordinated	General Partner	Total
Balance at December 31, 2011	15,254,890	15,254,890	622,649	31,132,429
Units issued in the Martinez Marine Terminal Acquisition	206,362	—	4,212	210,574
Unit-based compensation awards (a)	6,339	—	—	6,339
Balance at June 30, 2012	15,467,591	15,254,890	626,861	31,349,342
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(a) Unit-based compensation awards are presented net of 654 units withheld for taxes.

Equity Activity. The summarized changes in the carrying amount of our equity are as follows (in thousands):

	Equity of Predecessors	Common	Subordinated	General Partner	Total
Balance at December 31, 2011	$57,702	$250,430	$(143,048)	$1,588	$166,672
Sponsor contributions of equity to the Predecessors	1,525	—	—	—	1,525
Loss attributable to Predecessors	(1,371)	—	—	—	(1,371)
Net liabilities not assumed by Tesoro Logistics LP	4,196	—	—	—	4,196
Allocation of net assets acquired by the unitholders	(38,079)	37,317	—	762	—
Cash distributions	—	(77,526)	(11,289)	(1,812)	(90,627)
Partnership earnings	—	12,067	11,980	594	24,641
Other	19	1,275	522	12	1,828
Balance at June 30, 2012	$23,992	$223,563	$(141,835)	$1,144	$106,864

Allocations of Net Income. Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and the general partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to the general partner.

The following table presents the allocation of the general partner's interest in net income (in thousands, except percentage of ownership interest):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income attributable to partners	$13,085	$7,895	$24,641	$7,895
Less: General partner's IDRs	103	—	103	—
Net income available to partners	$12,982	$7,895	$24,538	$7,895
General partner's ownership interest	2.0%	2.0%	2.0%	2.0%
General partner's allocated interest in net income	$261	$157	$491	$157
General partner's IDRs	103	—	103	—
Total general partner's interest in net income	$364	$157	$594	$157

Incentive Distribution Rights. The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under marginal percentage interest in distributions are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column total quarterly distribution per unit target amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for our general partner assume that there are no arrearages on common units, our general partner has contributed any additional capital necessary to maintain its 2% general partner interest and that our general partner owns all of the IDRs.

		Marginal percentage interest in distributions
	Total quarterly distribution per unit target amount	Unitholders	General Partner	Incentive Distribution Rights
Minimum Quarterly Distribution	$0.337500	98%	2%	—
First Target Distribution	Above $0.337500 up to $0.388125	98%	2%	—
Second Target Distribution	Above $0.388125 up to $0.421875	85%	2%	13%
Third Target Distribution	Above $0.421875 up to $0.506250	75%	2%	23%
Thereafter	Above $0.506250	50%	2%	48%

Cash distributions. Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders and general partner will receive. See Note O for information on distributions declared or paid related to our quarterly financial results subsequent to the quarter ended June 30, 2012.

The table below summarizes the quarterly distributions related to our quarterly financial results:

Quarter Ended	Total Quarterly Distribution Per Unit	Total Cash Distribution (in thousands)	Date of Distribution	Unitholders Record Date
December 31, 2011	$0.3625	$11,286	February 13, 2012	February 3, 2012
March 31, 2012	0.3775	11,832	May 14, 2012	May 4, 2012
June 30, 2012 (b)	0.4100	12,960	August 14, 2012	August 3, 2012
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(b) This distribution was declared on July 19, 2012 and paid on the date of distribution. Total cash distribution includes the general partner's IDRs.

The allocation of total quarterly cash distributions to general and limited partners is as follows for the three and six months ended June 30, 2012 and 2011 (in thousands, except per unit amounts). Our distributions are declared subsequent to quarter end; therefore, the table represents total cash distributions applicable to the period in which the distributions are earned.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
General partner's distributions:
General partner's distributions	$260	$153	$496	$153
General partner's IDRs	103	—	103	—
Total general partner's distributions	363	153	599	153

Limited partners' distributions:
Common	6,343	3,734	12,178	3,734
Subordinated	6,254	3,734	12,013	3,734
Total limited partners' distributions	12,597	7,468	24,191	7,468
Total Cash Distributions	$12,960	$7,621	$24,790	$7,621